Pay vs Performance Disclosure - USD ($)	2 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Jun. 04, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total			Compensation Actually Paid					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Carrie Eglinton Manner ($) (1)	Nancy Gagliano, M.D. ($) (2)	Stephen S. Tang, Ph.D. ($) (3)	Carrie Eglinton Manner ($) (4)	Nancy Gagliano, M.D. ($) (4)	Stephen S. Tang, Ph.D. ($) (4)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (5)	Average Compensation Actually Paid to Non-PEO NEOs ($) (6)	Total Stockholder Return ($) (7)	Peer Group Total Stockholder Return ($) (8)	Net Income (Loss) (thousands) ($) (9)	Total Revenue (millions) ($) (10)
2025	4,292,228	—	—	671,230	—	—	1,576,322	897,770	22.86	81.27	(68,731)	115.0
2024	5,602,298	—	—	(5,710,406)	—	—	1,540,554	140,969	44.96	84.53	(19,500)	185.8
2023	6,701,767	—	—	13,791,592	—	—	1,600,748	2,390,905	102.12	106.34	53,655	405.5
2022	6,746,923	940,292	2,769,508	6,645,396	347,561	714,651	1,457,621	751,486	60.02	99.31	(17,133)	387.5
2021	—	—	2,959,781	—	—	2,697,616	1,088,815	808,537	108.22	125.43	(22,998)	233.7

Company Selected Measure Name				TotalRevenue(millions)($) (10)
Named Executive Officers, Footnote	During fiscal year 2022, Ms. Eglinton Manner was appointed as the Company's President and CEO effective June 4, 2022. Dr. Gagliano resigned effective June 4, 2022 from her position as the Company’s Interim CEO. During fiscal year 2022, Dr. Gagliano was appointed as the Company's Interim CEO effective April 1, 2022 following Dr. Tang’s termination on March 31, 2022 and resigned from the position effective June 4, 2022. During fiscal years 2022 and 2021, Dr. Tang served as the Company's President and CEO for all or a portion of the year. Dr. Tang’s employment with the Company as CEO ended on March 31, 2022. The Company's non-PEO NEOs include the individuals indicated in the table below for each fiscal year:

Year	Non-PEO NEOs
2025	Kenneth McGrath, Kathleen G. Weber
2024	Kenneth McGrath, Kathleen G. Weber
2023	Kenneth McGrath, Kathleen G. Weber
2022	Kenneth McGrath, Kathleen G. Weber, Lisa Nibauer, Agnieszka Gallagher, Scott Gleason
2021	Kathleen G. Weber, Jack Jerrett, Roberto Cuca, Agnieszka Gallagher, Scott Gleason

Peer Group Issuers, Footnote				For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of NASDAQ Health Care Index for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021 respectively.
Adjustment To PEO Compensation, Footnote	Represents amounts of “compensation actually paid” to each of the Company's CEO’s in each of 2025, 2024, 2023, 2022, and 2021 as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to each of the Company's CEO’s during fiscal year 2025. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

	Carrie Eglinton Manner				Nancy Gagliano, M.D.		Stephen S. Tang, Ph.D.
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2022 ($)		2022 ($)	2021 ($) (a)
Summary Compensation Table Total	4,292,228	5,602,298	6,701,767	6,746,923	940,292		2,769,508	2,959,781
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(3,394,188)	(4,187,301)	(4,873,637)	(5,600,000)	(770,000)	(b)	(834,913)	(1,946,860)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,616,137	1,787,016	8,377,123	5,498,473	—		—	1,337,758
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(1,506,150)	(5,554,086)	3,488,559	—	(40,879)		—	132,795
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	218,148		664,350	—
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(336,797)	(3,358,333)	97,780	—	—		(1,387,479)	214,142
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—		(496,815)	—
Compensation Actually Paid to PEOs	671,230	(5,710,406)	13,791,592	6,645,396	347,561		714,651	2,697,616
(a)Performance-based restricted share units granted in 2021 were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 using the following assumptions: (A) for valuations as of December 31, 2021, a risk free interest rate of 0.73% and share price volatility of 75.82%, for valuations on December 31, 2022, a risk free interest rate of 4.67% and share price volatility of 60.57%. Note that the reference to valuations on December 31, 2022 is appropriate as this relates to the valuation of the 2021 PRUs as of December 31, 2022.
				(b)Dr. Gagliano received, as part of her Interim CEO agreement, a sign-on equity grant consisting of $100,000 of fully vested shares (14,815 shares) and $670,000 of restricted stock units (99,259 restricted stock units) which vest in equal monthly installments beginning on April 30, 2022, subject to continued employment as Interim CEO. Dr. Gagliano vested in 24,815 units of the 99,259 restricted stock units granted prior to her resignation as Interim CEO in June 2022, and accordingly, 74,444 units of her restricted stock unit award were forfeited.
Non-PEO NEO Average Total Compensation Amount				$ 1,576,322	$ 1,540,554	$ 1,600,748	$ 1,457,621	$ 1,088,815
Non-PEO NEO Average Compensation Actually Paid Amount				$ 897,770	140,969	2,390,905	751,486	808,537
Adjustment to Non-PEO NEO Compensation Footnote	Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to the Company’s named executive officers, except for Dr. Tang with respect to fiscal years 2022 and 2021, Dr. Gagliano with respect to fiscal year 2022, and Ms. Eglinton Manner with respect to fiscal years 2025, 2024, 2023, and 2022. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Drs. Tang and Gagliano and Ms. Eglinton Manner, as applicable) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 4, above.

	NEO Averages
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($) (a)
Summary Compensation Table Total	1,576,322	1,540,554	1,600,748	1,457,621	1,088,815
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(692,894)	(802,563)	(712,288)	(729,670)	(552,646)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	175,881	342,510	1,127,865	293,934	353,108
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(164,690)	(829,139)	316,490	(102,310)	43,223
Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	132,222	—	—	85,437	29,005
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(21,711)	(110,393)	58,090	(103,440)	59,492
Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(107,360)	—	—	(150,086)	(212,460)
Compensation Actually Paid to NEOs	897,770	140,969	2,390,905	751,486	808,537
				(a)Performance-based restricted share units granted in 2021 were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 using the following assumptions: (A) for valuations on December 31, 2021, a risk free interest rate of 0.73% and share price volatility of 75.82%. The fair value of non-qualified stock options granted to Dr. Gallagher as of December 31, 2021 were valued using a Black-Scholes model in accordance with the provision of ASC Topic 718 using the following assumptions: an expected term of 2 years, a risk-free interest rate of 0.73%, a dividend yield of 0% and share price volatility of 75.82%.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Important Financial Performance Measures
Revenues
Adjusted Operating Income
Cost Savings
Relative TSR

Total Shareholder Return Amount				$ 22.86	44.96	102.12	60.02	108.22
Peer Group Total Shareholder Return Amount				81.27	84.53	106.34	99.31	125.43
Net Income (Loss)				$ (68,731,000)	$ (19,500,000)	$ 53,655,000	$ (17,133,000)	$ (22,998,000)
Company Selected Measure Amount				115,000,000.0	185,800,000	405,500,000	387,500,000	233,700,000
PEO Name	Dr. Gagliano	Dr. Tang	Ms. Eglinton Manner	Ms. Eglinton Manner	Ms. Eglinton Manner	Ms. Eglinton Manner		Dr. Tang
Additional 402(v) Disclosure				For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of OraSure Technologies, Inc. for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022, and 2021 respectively. Reflects GAAP “Net Income (Loss)” in the Company’s Consolidated Statement of Operations included in the Company’s Annual Report on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021. Represents “Net Revenues” in the Company’s Consolidated Statement of Operations included in the Company’s Annual Report on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
Measure:: 1
Pay vs Performance Disclosure
Name				Revenues
Measure:: 2
Pay vs Performance Disclosure
Name				Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name				Cost Savings
Measure:: 4
Pay vs Performance Disclosure
Name				Relative TSR
Carrie Eglinton Manner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 4,292,228	$ 5,602,298	$ 6,701,767	$ 6,746,923
PEO Actually Paid Compensation Amount				671,230	(5,710,406)	13,791,592	6,645,396
Nancy Gagliano, M.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							940,292
PEO Actually Paid Compensation Amount							347,561
Stephen S. Tang, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							2,769,508	$ 2,959,781
PEO Actually Paid Compensation Amount							714,651	2,697,616
PEO | Carrie Eglinton Manner [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,394,188)	(4,187,301)	(4,873,637)	(5,600,000)
PEO | Carrie Eglinton Manner [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,616,137	1,787,016	8,377,123	5,498,473
PEO | Carrie Eglinton Manner [Member] | Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,506,150)	(5,554,086)	3,488,559	0
PEO | Carrie Eglinton Manner [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Carrie Eglinton Manner [Member] | Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(336,797)	(3,358,333)	97,780	0
PEO | Carrie Eglinton Manner [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Nancy Gagliano, M.D. [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(770,000)
PEO | Nancy Gagliano, M.D. [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Nancy Gagliano, M.D. [Member] | Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(40,879)
PEO | Nancy Gagliano, M.D. [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							218,148
PEO | Nancy Gagliano, M.D. [Member] | Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Nancy Gagliano, M.D. [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Stephen S. Tang, Ph.D. [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(834,913)	(1,946,860)
PEO | Stephen S. Tang, Ph.D. [Member] | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	1,337,758
PEO | Stephen S. Tang, Ph.D. [Member] | Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0	132,795
PEO | Stephen S. Tang, Ph.D. [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							664,350	0
PEO | Stephen S. Tang, Ph.D. [Member] | Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,387,479)	214,142
PEO | Stephen S. Tang, Ph.D. [Member] | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(496,815)	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(692,894)	(802,563)	(712,288)	(729,670)	(552,646)
Non-PEO NEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				175,881	342,510	1,127,865	293,934	353,108
Non-PEO NEO | Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(164,690)	(829,139)	316,490	(102,310)	43,223
Non-PEO NEO | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				132,222	0	0	85,437	29,005
Non-PEO NEO | Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(21,711)	(110,393)	58,090	(103,440)	59,492
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (107,360)	$ 0	$ 0	$ (150,086)	$ (212,460)